Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,177)	$ (1,429)	$ (3,528)	$ (3,057)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain from settlement of account payable			0	(363)
Share-based compensation expense	58	114	441	625
Changes in operating assets and liabilities:
Accounts receivable	1,000	(25)	(444)	(556)
Prepaid expenses	129	165	37	21
Other current assets	0	(5)	5	(5)
Accounts payable	(51)	93	118	(445)
Accrued research and development costs	(50)	(2)	146	(38)
Accrued expenses and other current liabilities	915	121	(89)	(515)
Net cash used in operating activities	(1,176)	(968)	(3,314)	(4,333)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(66)	0
Net cash used in investing activities	(66)	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from ATM	825	0	2,077	0
Proceeds from private placement	0	1,375	1,375	0
Issuance costs paid for private placement			(130)	0
Net cash provided by financing activities	825	1,375	3,322	0
Effect of exchange rate changes on cash and cash equivalents			0	(6)
Net increase (decrease) in cash and cash equivalents	(417)	407	8	(4,339)
Cash and cash equivalents, beginning of period	3,240	3,232	3,232	7,571
Cash and cash equivalents, end of period	$ 2,823	$ 3,639	$ 3,240	$ 3,232